Provision (Benefit) for Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Current
U.S. Federal	$ 56,590	$ 45,547	$ 37,871
State and local	6,694	6,836	4,764
Foreign	44,747	49,231	41,542
Total Current	108,031	101,614	84,177
Deferred
U.S. Federal	(31,987)	(787)	8,186
State and local	(3,649)	(572)	2,200
Foreign	(5,355)	(5,729)	(2,678)
Total Deferred	(40,991)	(7,088)	7,708
Provision (Benefit) for Income Tax Expense	$ 67,040	$ 94,526	$ 91,885